Staff numbers and costs (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of average number of employee

The average number of employees (including directors) during the period was:

	Year Ended June 30
	2026	2025	2024
Sales and Business Development	2	11	4
Central Services and Management	6	14	10
Production	1	16	46
Data Center	5	-	-
Total	14	41	60

Schedule of aggregate remuneration costs

Their aggregate remuneration costs comprised:

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Salaries, wages and incentives	1,433	1,025	2,045
Social security costs	14	21	362
Pension contributions	95	35	175
Short-term compensated absences	-	8	39
Total	1,542	1,089	2,621

Schedule of key management personnel expenses

Key Management Personnel:

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Salaries, wages and incentives	1,698	597	957
Social security costs	14	-	6
Pension contributions	49	16	35
Total	1,761	613	998